Income Tax and Deferred Taxes	12 Months Ended
Dec. 31, 2024
INCOME TAX AND DEFERRED TAXES
Income Tax And Deferred Taxes

19.  INCOME TAX AND DEFERRED TAXES

a)	Income taxes

The following are the components of income tax recorded in the consolidated statements of comprehensive income for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
Current Income Tax and Adjustments to Current Income Tax for Previous Periods	ThCh$	ThCh$	ThCh$
(Expense) / Current income tax	(231,442,764)	(163,618,437)	(394,133,842)
Adjustments to current tax from the previous period	(2,810,805)	(5,823,911)	(2,021,133)
(Expense) / Current tax (expenses) / benefit (related to cash flow hedges) (1)	165,985,007	(50,924,221)	39,826,484
Current tax expense, net	(68,268,562)	(220,366,569)	(356,328,491)

Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	33,339,998	(6,545,916)	(113,368,389)
Total deferred tax benefit / (expense)	33,339,998	(6,545,916)	(113,368,389)

Income tax (expense) /benefit	(34,928,564)	(226,912,485)	(469,696,880)
1)	The variation in 2024 is primarily explained by the discontinuation of accounting hedges associated with income directly related to the evolution of the U.S. dollar (see Notes 28.1 and 41.i).

The following table shows the reconciliation of the tax rate as of December 31, 2024, 2023 and 2022:

		2024		2023		2022
Reconciliation of Tax Expense	Tax Rate	ThCh$	Tax Rate	ThCh$	Tax Rate	ThCh$
Accounting profit before tax		225,971,535		906,925,876		1,778,680,669
Total tax expense using statutory rate	(27.00)%	(61,012,314)	(27.00)%	(244,869,987)	(27.00)%	(480,243,781)
Tax effect of rates applied in other countries	2.87%	6,494,366	(0.48)%	(4,360,505)	—	23,800
Tax effect of tax-exempt revenue and other positive effects impacting the effective rate	1.99%	4,507,592	0.39%	3,493,906	1.28%	22,736,630
Tax effect of non-deductible expenses for determining taxable profit (loss)	(5.55)%	(12,540,466)	(1.22)%	(11,104,171)	(3.20)%	(56,916,018)
Tax effect of adjustments to income taxes in previous periods	(1.24)%	(2,810,805)	(0.64)%	(5,823,911)	(0.11)%	(2,021,133)
Price level restatement for tax purposes (investments and equity)	13.47%	30,433,063	3.94%	35,752,183	2.63%	46,723,622
Total adjustments to tax expense using statutory rate	11.54%	26,083,750	1.98%	17,957,502	0.59%	10,546,901
Income tax expense	(15.46)%	(34,928,564)	(25.02)%	(226,912,485)	(26.41)%	(469,696,880)

The main temporary differences are described below.

b)	Deferred taxes

The origin of and changes in deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	12-31-2024		12-31-2023
	Assets	Liabilities	Assets	Liabilities
Deferred Tax Assets/(Liabilities)	ThCh$	ThCh$	ThCh$	ThCh$
Depreciations	35,134,313	(274,313,481)	32,979,882	(276,533,506)
Obligations for post-employment benefits	7,417,814	(1,163,210)	6,570,506	(870,485)
Tax loss	85,530,119	—	81,812,529	—
Provisions	107,782,311	(1,022,258)	113,150,520	(658,777)
Decommissioning provision	54,445,753	—	58,885,329	—
Provision for civil contingencies	5,523,724	—	397,921	—
Provision for doubtful trade accounts	9,018,771	(1,018,706)	5,633,504	(658,777)
Provision of Human Resources accounts	12,661,427	—	12,407,422	—
Provision of services rendered by foreign companies	11,267,720	—	23,213,077	—
Other Provisions	14,864,916	(3,552)	12,613,267	—
Other Deferred Taxes	101,850,316	(143,872,577)	102,601,837	(153,895,661)
Capitalization of expenses for issuance of financial debt	—	(12,230,611)	—	(13,891,584)
Leasing Net effect	95,751,154	(100,183,767)	98,434,279	(112,975,882)
Gain from bargain purchase for tax purposes	—	(6,538,430)	—	(7,571,505)
Price-level Adjustment – Argentina	—	(24,531,765)	—	(19,381,132)
Other deferred taxes	6,099,162	(388,004)	4,167,558	(75,558)
Deferred tax assets/(liabilities) before compensation	337,714,873	(420,371,526)	337,115,274	(431,958,429)
Compensation deferred taxes assets/liabilities	(212,475,002)	212,475,002	(259,445,766)	259,445,766
Deferred tax assets/(liabilities) after compensation	125,239,871	(207,896,524)	77,669,508	(172,512,663)

		Movements
Recognized in other in comprehensive income	Net balance at January 1, 2024	Recognized in profit or loss	Recognized in others in comprehensive income	Incorporation of subsidiaries to the scope of consolidation (1)	Foreign currency exchange difference	Other increases (decreases)	Net balance as of December 31, 2024
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(243,553,624)	31,354,978	—	21,860	(27,002,382)	—	(239,179,168)
Obligations for post-employment benefits	5,700,021	(358,772)	823,925	—	89,430	—	6,254,604
Tax loss	81,812,529	(5,140,202)	—	1,502,766	7,355,026	—	85,530,119
Provisions	112,491,743	(8,184,470)	—	281,900	2,170,880	—	106,760,053
Decommissioning Provision	58,885,329	(5,500,309)	—	—	1,060,733	—	54,445,753
Provision for civil contingencies	397,921	5,125,803	—	—	—	—	5,523,724
Provision for doubtful trade accounts	4,974,727	3,016,864	—	—	8,474	—	8,000,065
Provision of Human Resources accounts	12,407,422	(138,132)	—	299,286	92,851	—	12,661,427
Provision of services rendered by foreign companies	23,213,077	(11,969,256)	—	—	23,899	—	11,267,720
Other provisions	12,613,267	1,280,560	—	(17,386)	984,923	—	14,861,364
Other deferred taxes	(51,293,824)	15,668,464	12	552,489	(6,363,676)	(585,726)	(42,022,261)
Capitalization of expenses for issuance of financial debt	(13,891,584)	1,660,973	—	—	—	—	(12,230,611)
Leasing Net effect	(14,541,603)	9,563,533	—	—	545,457	—	(4,432,613)
Gain from bargain purchase for tax purposes	(7,571,505)	1,433,149	—	—	(400,074)	—	(6,538,430)
Price-level Adjustment – Argentina	(19,381,132)	1,943,451	—	—	(6,508,358)	(585,726)	(24,531,765)
Other deferred taxes	4,092,000	1,067,358	12	552,489	(701)	—	5,711,158
Deferred tax assets/(liabilities)	(94,843,155)	33,339,998	823,937	2,359,015	(23,750,722)	(585,726)	(82,656,653)

(1)On August 1, 2024, Enel Chile subscribed a capital increase in Enel X Way Chile S.p.A., which was fully contributed on August 23, 2024. This capital increase implied that Enel Chile will increase its interest in Enel X Way Chile S.p.A. from 49% to 62.46%, becoming a subsidiary entity (see Note 2.4.1 iii).

		Movements
Recognized in other in comprehensive income	Net balance at January 1, 2023	Recognized in profit or loss	Recognized in others in comprehensive income	Transfers to groups held for sale (i)	Foreign currency exchange difference	Other increases (decreases)	Net balance as of December 31, 2023
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(292,769,199)	(3,379,536)	—	40,785,680	11,809,431	—	(243,553,624)
Obligations for post-employment benefits	6,331,315	(927,544)	7,323	—	288,927	—	5,700,021
Tax loss	86,090,908	(4,475,412)	—	—	197,033	—	81,812,529
Provisions	104,978,720	(8,171,796)	—	(610,519)	292,044	16,003,294	112,491,743
Decommissioning Provision	51,516,840	7,754,219	—	(610,519)	224,789	—	58,885,329
Provision for civil contingencies	2,080,890	(1,682,969)	—	—	—	—	397,921
Provision for doubtful trade accounts	4,067,205	906,882	—	—	640	—	4,974,727
Provision of Human Resources accounts	11,372,224	1,018,370	—	—	16,828	—	12,407,422
Provision of services rendered by foreign companies	—	—	—	—	—	23,213,077	23,213,077
Other provisions	35,941,561	(16,168,298)	—	—	49,787	(7,209,783)	12,613,267
Other deferred taxes	(37,770,609)	10,889,158	12	(89,772)	654,213	(24,976,826)	(51,293,824)
Capitalization of expenses for issuance of financial debt	(19,635,737)	5,744,153	—	—	—	—	(13,891,584)
Leasing Net effect	—	—	—	—	—	(14,541,603)	(14,541,603)
Gain from bargain purchase for tax purposes	(8,896,416)	1,393,557	—	—	(68,646)	—	(7,571,505)
Price-level Adjustment – Argentina	(11,526,750)	1,119,150	—	—	—	(8,973,532)	(19,381,132)
Other deferred taxes	2,288,294	2,632,298	12	(89,772)	722,859	(1,461,691)	4,092,000
Deferred tax assets/(liabilities)	(133,138,865)	(6,065,130)	7,335	40,085,389	13,241,648	(8,973,532)	(94,843,155)

(i) See Note 5.

Recovery of deferred tax assets will depend on whether sufficient taxable profits are obtained in the future. The Company’s Management believes that the future profit projections for its subsidiaries will allow these assets to be recovered.

As of December 31, 2024 and 2023, the Group has accounted for all deferred tax assets associated with its tax losses (see Note 3.p).

Regarding temporary differences related to investments in consolidated entities and certain joint ventures, the Group has not recognized deferred tax liabilities associated with undistributed earnings, where the Group's position of control over such consolidated entities makes it possible to manage the timing of the reversal of the temporary differences, and it is probable that the temporary differences will not reverse in the foreseeable future. As of December 31, 2024, the total amount of these taxable temporary differences, for which no deferred tax liabilities have been recognized, amounts to ThCh$1,187,784,722 (ThCh$1,044,776,794 as of December 31, 2023). In addition, deferred tax assets have not been recorded in relation to deductible temporary differences related to investments in consolidated entities and certain joint ventures for which they are not expected to reverse in the foreseeable future or taxable profits are not available for their use. As of December 31, 2024, such deductible temporary differences amount to ThCh$1,171,473,917 (ThCh$1,335,426,974 as of December 31,2023).

Group companies are potentially subject to income tax audits by the tax authorities of each country in which the Group operates. Such tax audits are limited to a number of annual tax periods and once these have expired, audits of these periods can no longer be performed. Tax audits by nature are often complex and can require several years to complete. Tax years potentially subject to examination are 2021 to 2023.

Because of the range of possible interpretations of tax standards, the results of any future inspections carried out by tax authorities for the years subject to audit can give rise to tax liabilities that cannot currently be quantified objectively. Nevertheless, the Company’s Management estimates that the liabilities, if any, that may arise from such audits, would not significantly impact the Group companies’ future results.

For the years ended December 31, 2024, 2023 and 2022, the current and deferred tax effects of the components of other comprehensive income attributable to owners of the Group and non-controlling interests are detailed below:

	2024			2023			2022
Deferred Income Tax Effects on the Components of Other Comprehensive Income	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Tax
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets at fair value with movements in other comprehensive income	(43)	12	(31)	(44)	12	(32)	(2)	1	(1)
Cash flow hedge	607,100,042	(165,985,007)	441,115,035	(188,608,231)	50,924,221	(137,684,010)	147,505,497	(39,826,484)	107,679,013
Share of other comprehensive income from associates and joint ventures accounted for using the equity method	-	—	—	13,494	—	13,494	1,043,185	—	1,043,185
Foreign currency translation differences	146,781,406	—	146,781,406	54,024,068	—	54,024,068	18,994,934	—	18,994,934
Actuarial gains(losses) on defined-benefit pension plans	(3,051,575)	823,925	(2,227,650)	(27,122)	7,323	(19,799)	(7,304,757)	1,972,561	(5,332,196)
Income tax related to components of other income and expenses with a charge or credit in equity	750,829,830	(165,161,070)	585,668,760	(134,597,835)	50,931,556	(83,666,279)	160,238,857	(37,853,922)	122,384,935

The following table shows the reconciliation of deferred tax movements between balance sheet and income taxes in other comprehensive income as of December 31, 2024, 2023 and 2022:

	For the years ended December 31,
	2024	2023	2022
Deferred taxes of components of other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	823,937	7,335	1,972,562
Income tax of movements in cash flow hedge transactions	(165,985,007)	50,924,221	(39,826,484)
Total income tax relating to components of other comprehensive income	(165,161,070)	50,931,556	(37,853,922)